THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%

	Shares	Value
Brazil — 2.7%
Cia Siderurgica Nacional	337,157	$1,617,180
Energisa	99,200	820,486
Eternit	77,400	259,890
Fras-Le	12,793	30,332
Industrias Romi	25,200	80,249
JBS	1,826,576	12,121,907
Kepler Weber	5,600	40,940
Mahle-Metal Leve	40,193	249,252
Marfrig Global Foods	1,653,000	7,025,896
Nova Embrapar Participacoes* (A)	854	—
Petroleo Brasileiro ADR	212,756	2,840,293
Seara Alimentos* (A)	911	—
Transmissora Alianca de Energia Eletrica	114,372	823,420

		25,909,845

Chile — 0.1%
Empresa Nacional de Telecomunicaciones	10,879	45,080
Falabella	353,375	1,257,758

		1,302,838

China — 22.9%
Agile Group Holdings	1,166,592	618,894
Agricultural Bank of China, Cl H	4,701,000	1,793,673
Aluminum Corp of China, Cl H*	5,026,000	2,704,842
Angang Steel, Cl H	128,000	56,487
Bank of China, Cl H	53,120,196	20,727,638
Bank of Communications, Cl H	3,142,236	2,104,000
Baoshan Iron & Steel, Cl A	8,359,415	9,253,982
Beijing Zhidemai Technology, Cl A	30,032	305,644
Cheetah Mobile ADR*	18,521	22,966
Chengdu Fusen Noble-House Industrial, Cl A	167,600	318,857
China Citic Bank, Cl H	3,675,342	1,755,618
China Construction Bank, Cl H	35,167,715	26,956,909
China COSCO Holdings, Cl H*	4,784,350	8,815,590
China Design Group, Cl A	190,685	266,658
China Petroleum & Chemical, Cl H	16,334,000	8,605,958
China Railway Group, Cl H	4,300,951	2,658,014
China Shenhua Energy, Cl H	1,880,500	4,648,703
China South Publishing & Media Group, Cl A	1,389,400	2,047,059
China Sports International* (A)	670,000	—
Chinese Universe Publishing and Media Group, Cl A	1,610,399	2,883,544
Dare Power Dekor Home, Cl A	1,341,825	2,623,815
Eastern Air Logistics, Cl A*	166,000	555,215
Ecovacs Robotics, Cl A	163,468	3,493,435
Fangda Special Steel Technology, Cl A	615,698	751,865
G-bits Network Technology Xiamen, Cl A	29,603	1,641,906
Guangxi Liugong Machinery, Cl A	2,650,605	3,011,169
Haitian International Holdings	174,000	453,896
Harbin Power Equipment, Cl H	669,238	222,689
Hunan Valin Steel, Cl A	8,212,239	7,037,000

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Industrial & Commercial Bank of China, Cl H	287,000	$174,178
Jenkem Technology, Cl A	5,579	184,461
KingClean Electric, Cl A	400,398	1,602,680
Kunlun Energy	3,704,000	3,850,336
Leju Holdings ADR*	10,122	6,880
Lonking Holdings	718,189	210,126
Metallurgical Corp of China, Cl H	6,193,520	1,664,982
Nanjing Iron & Steel, Cl A	480,283	275,292
Ningbo Haitian Precision Machinery, Cl A	300,700	1,106,736
Ningbo Huaxiang Electronic, Cl A	861,890	2,718,793
Perfect World, Cl A	711,200	1,542,605
PetroChina, Cl H	40,694,000	20,369,949
Pony Testing International Group, Cl A	37,900	355,475
Qudian ADR*	256,604	235,793
Sansteel Minguang Fujian, Cl A	67,900	74,247
Shaanxi Coal Industry, Cl A	1,996,200	3,962,739
Shandong Publishing & Media, Cl A	778,800	726,687
Shanxi Taigang Stainless Steel, Cl A	1,284,500	1,359,805
Shenzhen Tagen Group, Cl A	1,450,200	1,396,750
Shui On Land	1,061,000	150,388
Sinotrans, Cl H	795,000	259,547
Sinotruk Hong Kong	3,437,148	5,126,891
Sohu.com ADR*	27,132	493,802
Suzhou Anjie Technology, Cl A	483,600	1,081,442
Suzhou Gold Mantis Construction Decoration, Cl A	3,892,113	3,544,102
TCL Electronics Holdings	1,279,000	655,075
Tencent Holdings	452,900	28,137,793
Tian Di Science & Technology, Cl A	3,334,800	2,010,087
Tianneng Power International	661,013	684,083
Tingyi Cayman Islands Holding	386,000	800,312
Vipshop Holdings ADR*	176,073	1,639,240
Weiqiao Textile, Cl H	719,519	222,000
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	996,700	3,917,928
Xinyu Iron & Steel, Cl A	8,713,500	7,687,462
Xinyuan Real Estate ADR*	8,225	5,945
Yanzhou Coal Mining, Cl H	214,000	458,950
Youzu Interactive, Cl A	1,606,396	3,064,362
Zhejiang Semir Garment, Cl A	3,024,497	3,339,396
Zhongsheng Group Holdings	305,369	2,357,804

		223,791,149

Colombia — 0.0%
Cementos Argos	91,751	149,789

Czech Republic — 0.1%
Komercni banka as	19,421	862,281
Philip Morris CR	11	8,395

		870,676

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Greece — 0.1%
Cairo Mezz*	11,041	$2,027
Fourlis Holdings*	17,259	83,407
JUMBO	16,261	241,687
Motor Oil Hellas Corinth Refineries	3,738	59,818
Safe Bulkers *	71,085	248,087

		635,026

Hong Kong — 7.8%
Alibaba Group Holding*	801,468	12,422,130
Asia Cement China Holdings	1,528,561	1,063,850
Cabbeen Fashion	136,606	49,820
Chaowei Power Holdings	200,000	56,894
China BlueChemical	1,046,000	287,528
China Coal Energy, Cl H	11,986,645	6,742,425
China Foods	421,556	174,338
China Harmony Auto Holding	962,780	531,775
China High Speed Transmission Equipment Group	915,314	639,726
China Hongqiao Group	4,784,500	5,438,360
China International Marine Containers Group, Cl H	621,174	1,123,017
China Merchants Port Holdings	200,000	370,506
China National Building Material, Cl H	2,055,215	2,677,593
China Oriental Group	270,000	79,439
China Risun Group	225,000	123,231
China Yongda Automobiles Services Holdings	1,987,067	2,563,426
Chongqing Machinery & Electric, Cl H	466,000	39,553
CIMC Enric Holdings	278,000	342,523
CITIC	6,287,000	7,084,974
Consun Pharmaceutical Group	118,000	57,821
CPMC Holdings	294,260	168,124
Dawnrays Pharmaceutical Holdings	164,000	30,582
EEKA Fashion Holdings	83,000	132,937
EVA Precision Industrial Holdings	2,870,000	542,106
FriendTimes	767,954	132,594
Fufeng Group	538,783	196,572
Goodbaby International Holdings	778,206	111,131
Grand Baoxin Auto Group*	777,500	64,293
Hisense Home Appliances Group, Cl H	47,361	62,384
Huisen Household International Group	280,000	50,683
IGG	451,000	282,853
JD.com, Cl A*	21,567	792,295
JNBY Design	556,583	819,200
Joy City Property	780,000	38,014
Ju Teng International Holdings	41,673	8,482
Kingboard Laminates Holdings	504,000	868,224
Launch Tech, Cl H*	58,000	25,768
Lee & Man Paper Manufacturing	121,000	82,931
Lenovo Group	10,216,000	11,078,496
Li Ning	933,500	9,128,533
Maoye International Holdings	286,000	8,870
NetDragon Websoft	429,169	1,085,135
Newborn Town*	1,783,746	950,815

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Nexteer Automotive Group	1,394,000	$1,541,776
Nine Dragons Paper Holdings	620,134	623,843
Pou Sheng International Holdings*	2,087,000	334,581
Renrui Human Resources Technology Holdings	13,400	15,115
Shanghai Industrial Holdings	222,183	328,497
Sinopec Engineering Group, Cl H	1,555,500	761,300
Skyworth Group	5,825,486	3,467,074
Tongda Group Holdings	1,080,000	28,253
Uni-President China Holdings	27,000	25,639
Wasion Holdings	188,000	77,121
West China Cement	750,000	126,996
Xinjiang Xinxin Mining Industry, Cl H *	199,000	31,577

		75,891,723

Hungary — 2.2%
MOL Hungarian Oil & Gas	284,536	2,476,368
OTP Bank Nyrt	323,130	18,710,935
Richter Gedeon Nyrt	7,797	205,504

		21,392,807

India — 8.2%
ACC	4,591	141,639
Andhra Sugars	40,305	82,754
Apar Industries	34,366	325,109
Arvind	195,024	384,405
Bajaj Consumer Care	13,858	34,209
Bharat Dynamics	13,859	92,471
Birlasoft Ltd	92,286	595,605
Butterfly Gandhimathi Appliances	3,256	48,752
Carborundum Universal	22,676	271,062
Century Enka	5,352	39,093
Century Plyboards India	20,807	165,990
CESC	137,909	157,636
Cyient	63,035	795,939
Datamatics Global Services	22,513	92,382
Dhampur Sugar Mills	90,153	462,686
Dhunseri Ventures	11,142	43,145
Elecon Engineering	74,003	178,413
Emami	104,116	701,214
Equitas Holdings	132,225	195,839
FIEM Industries	4,187	65,044
Finolex Industries	117,523	266,600
GHCL	39,033	230,279
Glenmark Pharmaceuticals	107,729	706,357
Godawari Power and Ispat	50,008	203,199
Greenpanel Industries*	83,456	590,984
Greenply Industries	93,476	258,125
Gujarat Ambuja Exports	67,962	197,681
Gujarat Narmada Valley Fertilizers & Chemicals	42,815	273,002
Gujarat State Fertilizers & Chemicals	30,351	53,082
HCL Technologies	1,223,002	18,134,002

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
HIL	1,691	$97,941
Himatsingka Seide	19,016	59,662
Hindustan Aeronautics	15,910	309,773
Hindustan Petroleum	260,749	1,106,718
HSIL	12,676	52,809
Indian Oil	2,878,853	4,876,609
Infosys	25,389	597,914
ITD Cementation India	38,041	38,663
J Kumar Infraprojects	4,755	10,820
Jagran Prakashan*	84,813	78,527
Jindal Saw	32,265	43,933
Jindal Stainless*	86,643	238,073
JK Lakshmi Cement	5,881	44,769
JK Tyre & Industries	47,962	87,867
JMC Projects India	44,175	59,558
Jubilant Industries*	6,605	59,065
Kabra Extrusiontechnik	20,520	134,591
Kalyani Steels	2,284	9,686
Karnataka Bank	630,937	544,714
Kirloskar Brothers	30,179	144,756
Kirloskar Industries	1,818	36,355
KPIT Technologies	378,730	3,341,394
KPR Mill	13,350	121,070
KSB	22,399	373,296
LG Balakrishnan & Bros	29,823	273,166
Lumax Auto Technologies	3,097	8,073
Manali Petrochemicals	69,338	106,364
Mindtree	120,293	6,524,829
National Aluminium	2,025,514	2,992,403
Nava Bharat Ventures	228,696	408,294
Newgen Software Technologies	14,545	112,544
NIIT	104,817	611,515
NRB Bearings	103,998	231,236
Nucleus Software Exports	8,170	65,134
Oil & Natural Gas	346,494	808,301
Oracle Financial Services Software	14,803	702,195
Orient Cement	162,820	371,314
Persistent Systems	9,990	595,482
Polyplex	20,997	523,875
PTC India	321,599	413,458
R Systems International	38,561	158,125
Raymond	8,721	89,657
Redington India	1,112,117	2,439,932
Repco Home Finance	25,178	89,672
Rupa	7,592	52,155
Savita Oil Technologies	658	10,481
Schaeffler India	1,411	170,676
Shakti Pumps India	10,492	86,004
Shreyas Shipping & Logistics	22,237	74,697
Siyaram Silk Mills	24,505	160,638

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
SMC Global Securities	1,350	$1,547
Somany Ceramics	9,439	112,851
Sonata Software	31,713	348,007
Southern Petrochemical Industries*	30,522	23,146
Sutlej Textiles and Industries	35,560	46,712
Tamilnadu Petroproducts	92,741	128,949
Tata Steel	3,071	45,124
Tech Mahindra	238,966	4,778,198
Technocraft Industries India*	4,120	46,067
Time Technoplast	122,412	140,673
Transport Corp of India	9,212	87,309
TV18 Broadcast*	375,045	300,574
TVS Srichakra	798	21,547
Vardhman Textiles	16,087	522,956
Visaka Industries	20,755	174,729
VLS Finance	14,706	39,670
VRL Logistics	37,577	225,938
Welspun India	39,758	76,520
Wipro	2,075,427	16,072,613
WNS Holdings ADR*	8,160	686,746
Zensar Technologies	43,854	247,393

		80,462,750

Indonesia — 0.6%
Adaro Energy	19,356,300	3,035,668
Bank CIMB Niaga	2,088,867	138,380
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,348,340	124,073
Bukit Asam	4,999,775	995,238
Gajah Tunggal	1,989,100	86,115
Indika Energy*	279,534	40,951
Indo Tambangraya Megah	234,549	354,662
Matahari Department Store	920,568	243,921
Panin Financial*	1,633,200	19,705
United Tractors	204,700	330,903

		5,369,616

Luxembourg — 0.5%
Ternium ADR	115,775	4,663,417

Malaysia — 0.1%
Aeon M	396,900	132,923
Bermaz Auto	130,600	51,507
George Kent Malaysia	86,400	12,855
InNature	102,800	16,611
KSL Holdings*	376,483	60,334
Magni-Tech Industries	67,900	31,564
Malaysian Pacific Industries	12,569	119,476
Padini Holdings	40,000	27,434
Poh Huat Resources Holdings	55,500	18,040
Sime Darby	1,007,300	518,346

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
ViTrox	69,600	$135,814

		1,124,904

Mexico — 0.1%
Alfa, Cl A	338,246	245,141
Consorcio ARA	62,788	12,388
El Puerto de Liverpool	44,003	202,310
Grupo Financiero Inbursa, Cl O *	249,447	361,691

		821,530

Monaco — 0.0%
Costamare	4,200	55,188

Peru — 0.3%
Intercorp Financial Services	921	29,039
Southern Copper	44,631	2,851,475

		2,880,514

Philippines — 0.0%
First Gen	61,700	33,946
Semirara Mining & Power, Cl A	518,700	254,785
SSI Group *	187,472	4,018

		292,749

Poland — 2.2%
Alior Bank*	39,051	539,823
Asseco Poland	26,595	535,443
Bank Handlowy w Warszawie	4,837	74,749
Bank Pekao	208,237	6,938,132
Budimex	6,978	397,324
Dom Development	1,122	31,706
Enea*	49,203	93,017
Famur	201,319	133,983
Grupa Azoty*	24,636	214,355
Grupa Kety	515	76,882
Grupa Lotos	53,660	719,636
ING Bank Slaski	3,031	200,544
Inter Cars	202	22,378
KRUK	3,116	250,631
LiveChat Software	7,361	195,573
Lubelski Wegiel Bogdanka	5,598	42,761
mBank	1,913	218,760
Neuca	24	4,354
PGE Polska Grupa Energetyczna*	1,035,250	1,952,938
PKP Cargo*	6,560	21,189
Polskie Gornictwo Naftowe i Gazownictwo	1,132,866	1,479,076
Powszechna Kasa Oszczednosci Bank Polski*	59,417	695,456
Powszechny Zaklad Ubezpieczen	545,941	4,863,436
Santander Bank Polska	18,229	1,567,592
Tauron Polska Energia*	240,780	142,725
TEN Square Games	5,287	328,237
Tim	3,898	36,785

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
Unimot	1,466	$15,861
Warsaw Stock Exchange	6,972	69,394
Wielton	7,561	17,036
Wirtualna Polska Holding	208	6,853

		21,886,629

Qatar — 0.1%
Doha Bank QPSC	222,399	178,438
Industries Qatar QSC	256,252	1,182,470
Qatar National Cement QSC	32,935	50,755

		1,411,663

Russia — 1.7%
Globaltrans Investment GDR	93,178	656,296
HeadHunter Group ADR	3,279	145,293
Novolipetsk Steel PJSC GDR	165,693	4,597,821
Sberbank of Russia PJSC ADR	447,493	6,288,325
Tatneft PJSC ADR	133,182	5,156,415
VEON ADR	144,366	206,443

		17,050,593

Saudi Arabia — 6.3%
Al Rajhi Bank	277,386	10,979,983
Arabian Cement	2,220	24,038
Astra Industrial Group	20,464	233,865
Bawan	106,128	1,038,113
Middle East Paper	55,001	755,087
National Industrialization*	31,327	190,160
Rabigh Refining & Petrochemical*	931,168	6,037,186
Sahara International Petrochemical	204,202	2,351,784
Saudi Automotive Services	68,345	717,495
Saudi Basic Industries	481,301	16,029,244
Saudi Ceramic	1,962	29,123
Saudi Electricity	996,021	6,972,714
Saudi Industrial Investment Group	375,710	3,412,587
Saudi Investment Bank	201,532	1,209,041
Saudi Kayan Petrochemical*	1,462,469	7,662,543
United Electronics	45,544	1,696,940
United International Transportation	171,368	2,296,244

		61,636,147

Singapore — 0.0%
China Everbright Water	112,500	25,876
Riverstone Holdings	512,200	268,392

		294,268

South Africa — 2.7%
African Rainbow Minerals	22,400	336,285
Anglo American Platinum	14,755	1,794,595
Barloworld	16,344	140,937
Blue Label Telecoms*	67,535	22,365
Cashbuild	2,504	45,877
FirstRand	416,818	1,681,813

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Hudaco Industries	688	$6,097
Investec	92,461	522,245
Kumba Iron Ore	299,268	10,654,189
Lewis Group	21,364	67,643
Motus Holdings	247,559	1,893,456
Murray & Roberts Holdings	85,890	77,283
Ninety One	22,842	78,178
Old Mutual	239,954	215,669
Omnia Holdings	16,027	64,323
Sasol*	32,354	729,895
Standard Bank Group	491,590	4,797,709
Telkom	863,490	2,788,715

		25,917,274

South Korea — 15.5%
Ace Bed*	567	20,236
BNK Financial Group	95,862	643,235
Cheil Worldwide	12,365	226,048
CJ	29,829	1,978,516
CJ Freshway	1,079	27,895
CNH	17,056	28,265
Creas F&C*	927	33,803
Cuckoo Homesys*	5,224	150,578
Daesang Holdings*	2,670	19,116
Daewon San Up*	2,331	12,011
Daishin Securities	16,153	223,724
DGB Financial Group	85,975	662,728
Doosan*	1,855	152,357
DRB Holding*	4,165	16,769
DTR Automotive	4,410	289,320
DY POWER*	2,434	27,341
Emnet	5,211	24,887
Global Standard Technology*	3,878	122,343
GOLFZON*	1,422	191,312
Hana Financial Group	555,502	20,885,274
Handsome*	2,901	81,190
Hanjin Heavy Industries & Construction Holdings*	10,403	30,399
Hankook Tire & Technology	31,653	883,884
Hanwha	177,601	4,424,057
Hanwha Aerospace	29,770	1,200,245
Hanwha Life Insurance*	281,304	695,684
Hanyang Securities*	3,832	47,742
Huneed Technologies*	28,736	177,864
Hyosung TNC	2,925	1,038,670
Hyundai Construction Equipment*	4,256	138,868
Hyundai Department Store*	13,735	828,197
Hyundai Engineering & Construction	44,408	1,579,449
Hyundai Steel	9,495	312,656
JB Financial Group*	45,575	308,606
Jusung Engineering*	33,390	617,680
KB Financial Group	145,744	7,251,411

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
KCC	1,487	$483,059
Kia Motors	278,445	19,484,684
Kolon*	7,102	180,396
Korea Business News*	20,334	112,961
Korea Cast Iron Pipe Industries*	9,586	68,509
Korea Investment Holdings*	9,205	558,854
Korea Real Estate Investment Trust	46,206	90,960
KT	538,309	14,084,534
KT Skylife*	13,805	93,441
LF*	8,581	112,803
LG	431	26,580
LG Display	128,518	2,160,052
LG Electronics	146,900	16,082,322
LG Hausys	5,703	266,575
LG Innotek	8,955	2,690,192
LG International	9,385	192,831
LG Uplus	337,844	3,648,671
Lotte*	18,074	400,357
LOTTE Himart*	14,456	254,526
LS Industrial Systems	3,187	132,290
Mando*	1,510	50,813
Mgame*	2,938	22,095
Multicampus	1,070	37,982
Nexen Tire*	17,309	90,938
NH Investment & Securities	13,428	127,769
NHN*	44,930	1,286,294
Piolink*	2,947	36,365
Pyeong Hwa Automotive	3,167	24,300
Rayence	15,821	149,499
Sajodaerim	4,755	104,454
Samsung Electronics	430,471	26,774,769
Samyang*	1,353	70,405
Samyang Optics	5,486	45,806
Sangsangin	9,446	72,934
SaraminHR*	4,391	142,444
SAVEZONE I&C CORP*	11,048	26,714
Shinhan Financial Group	97,673	3,119,158
Shinsegae	12,961	2,553,520
Shinsegae Engineering & Construction	1,067	27,487
Shinsegae International	2,976	302,230
SIMMTECH HOLDINGS	32,654	140,905
S-Oil	11,402	866,076
TK	5,396	47,194
TYM	236,481	298,759
Value Added Technology	17,476	481,419
Woongjin Thinkbig	56,293	133,389
Woori Financial Group	544,417	6,650,517
Youngone	22,502	872,456

		151,033,648

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — 19.0%
Advanced Analog Technology	22,000	$58,646
Asustek Computer	522,000	6,804,012
Brightek Optoelectronic	7,000	11,442
China Ecotek	37,000	52,900
ChipMOS Technologies	903,000	1,527,472
Compal Electronics	1,119,000	1,023,438
DA CIN Construction	181,000	214,938
E-LIFE MALL	5,000	14,719
Evergreen Marine Taiwan	1,173,000	4,981,601
First Insurance	95,000	50,504
Fubon Financial Holding	3,528,102	9,691,860
GeoVision	25,000	25,946
Goldtek Technology	7,615	29,824
Himax Technologies ADR	66,329	720,996
Hon Hai Precision Industry	6,487,648	23,850,836
Innolux	5,739,000	3,565,940
Kindom Development	153,000	196,823
King’s Town Bank	8,000	11,764
Lite-On Technology	1,545,061	3,561,851
Macroblock	214,000	1,317,328
MediaTek	586,000	23,021,622
Mercuries Life Insurance*	3,334	1,119
Novatek Microelectronics	628,000	10,903,607
PChome Online	141,000	560,804
Phison Electronics	64,000	1,054,702
Pou Chen	1,860,000	2,156,603
Powertech Technology	58,000	205,595
Realtek Semiconductor	850,000	16,338,922
Senao International	73,000	85,288
Silicon Motion Technology ADR	5,057	399,503
SIM Technology Group*	95,000	10,037
Sinmag Equipment	14,000	52,730
Star Comgistic Capital	342,000	320,866
Taiwan Semiconductor Manufacturing	2,344,000	53,880,473
Ubright Optronics	8,000	10,839
Union Insurance	44,500	31,556
United Microelectronics	5,134,000	10,686,948
United Orthopedic	36,000	38,748
Yuanta Financial Holding	9,396,520	8,598,138

		186,070,940

Thailand — 0.8%
Bangkok Chain Hospital NVDR	590,200	332,888
Index Livingmall NVDR	41,200	23,646
IRPC NVDR	6,425,900	738,687
Kasikornbank NVDR	1,338,100	6,050,081
Sabuy Technology NVDR	123,200	116,522
Sri Trang Agro-Industry NVDR	701,700	635,669
Successmore Being NVDR	53,200	12,324
Thonburi Healthcare Group NVDR	36,500	44,956

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — (continued)
WICE Logistics NVDR	383,200	$244,245

		8,199,018

Turkey — 0.3%
Dogus Otomotiv Servis ve Ticaret	438,393	1,576,550
Enka Insaat ve Sanayi	75,297	88,722
Logo Yazilim Sanayi Ve Ticaret	21,293	64,919
Tekfen Holding*	41,986	80,098
Yapi ve Kredi Bankasi	1,881,321	579,428

		2,389,717

United Arab Emirates — 0.0%
Emaar Development PJSC*	210,019	247,104
Ras Al Khaimah Ceramics	163,639	133,069

		380,173

United Kingdom — 0.1%
Thungela Resources *	84,208	499,545

United States — 0.3%
ChipMOS Technologies ADR	2,816	93,519
Danaos	16,445	1,504,718
United Microelectronics ADR	170,559	1,676,595

		3,274,832

TOTAL COMMON STOCK (Cost $705,504,386)		925,658,968

PREFERRED STOCK(B) — 4.5%

Brazil — 4.5%
Alpargatas	380	2,079
Banco do Estado do Rio Grande do Sul	129,955	267,737
Braskem, Cl A	103,205	957,592
Cia Energetica de Minas Gerais	1,256,292	3,125,293
Cia Ferro Ligas da Bahia - FERBASA	66,300	581,331
Cia Paranaense de Energia, Cl B	1,678,900	2,282,755
Gerdau	2,283,252	11,996,522
Metalurgica Gerdau, Cl A	1,250,100	2,740,281
Noxville Investimentos*(A)	455	—
Petroleo Brasileiro	3,265,994	19,909,272
Uniao de Industrias Petroquimicas	17,000	302,825
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	1,774,733

		43,940,420

South Korea — 0.0%
CJ *	9,029	532,543

TOTAL PREFERRED STOCK (Cost $34,510,521)		44,472,963

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

MUTUAL FUND — 0.5%

	Shares	Value

United States — 0.5% iShares MSCI Emerging Markets ETF	100,870	$4,926,491

TOTAL MUTUAL FUND (Cost $4,883,689)		4,926,491

SHORT-TERM INVESTMENT — 0.2%

FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 0.010% (Cost $2,152,402)	2,152,402	2,152,402

TOTAL INVESTMENTS— 99.9% (Cost $747,050,998)		$977,210,824

Percentages are based on Net Assets of $977,767,933.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2022 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of January 31, 2022 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$25,909,845	$—	$	—^	$25,909,845
Chile	1,302,838	—		—	1,302,838
China	3,463,159	220,327,990		—^	223,791,149
Colombia	149,789	—		—	149,789
Czech Republic	—	870,676		—	870,676
Greece	248,087	386,939		—	635,026
Hong Kong	372,595	75,519,128		—	75,891,723
Hungary	205,504	21,187,303		—	21,392,807
India	779,217	79,683,533		—	80,462,750
Indonesia	—	5,369,616		—	5,369,616
Luxembourg	4,663,417	—		—	4,663,417
Malaysia	—	1,124,904		—	1,124,904
Mexico	821,530	—		—	821,530
Monaco	55,188	—		—	55,188
Peru	2,880,514	—		—	2,880,514
Philippines	—	292,749		—	292,749
Poland	216,405	21,670,224		—	21,886,629
Qatar	50,755	1,360,908		—	1,411,663
Russia	351,736	16,698,857		—	17,050,593
Saudi Arabia	1,038,113	60,598,034		—	61,636,147
Singapore	—	294,268		—	294,268
South Africa	22,365	25,894,909		—	25,917,274
South Korea	—	151,033,648		—	151,033,648
Taiwan	1,120,499	184,950,441		—	186,070,940
Thailand	—	8,199,018		—	8,199,018
Turkey	—	2,389,717		—	2,389,717
United Arab Emirates	—	380,173		—	380,173
United Kingdom	—	499,545		—	499,545
United States	3,274,832	—		—	3,274,832

Total Common Stock	46,926,388	878,732,580		—	925,658,968

Preferred Stock
Brazil	43,940,420	—		—^	43,940,420
South Korea	—	532,543		—	532,543

Total Preferred Stock	43,940,420	532,543		—	44,472,963

Mutual Fund	4,926,491	—		—	4,926,491
Short-Term Investment	—	2,152,402		—	2,152,402

Total Investments in Securities	$95,793,299	$881,417,525		$—	$977,210,824

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the value is $0 or has been rounded to $0.

As of January 31, 2022, there were no transfers in or out of Level 3.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-3000